Troubled Debt Restructuring (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	¥ 3,078	[1]	¥ 1,062	[1]
Loan forgiveness or debt to equity swaps charge-off	1,321	[2]	4,993	[2]
Interest rate reduction and/or Postponement of principal and/or interest	646,107		985,999
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	3,078	[1]
Loan forgiveness or debt to equity swaps charge-off	1,321	[2]	1,243	[2]
Interest rate reduction and/or Postponement of principal and/or interest	585,759		845,935
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	235	[1]
Loan forgiveness or debt to equity swaps charge-off	481	[2]
Interest rate reduction and/or Postponement of principal and/or interest	196,705		277,957
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	2,528	[1]
Loan forgiveness or debt to equity swaps charge-off	136	[2]
Interest rate reduction and/or Postponement of principal and/or interest	44,573		129,908
Domestic | Services
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	310	[1]
Loan forgiveness or debt to equity swaps charge-off	555	[2]
Interest rate reduction and/or Postponement of principal and/or interest	57,945		68,930
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	5	[1]
Loan forgiveness or debt to equity swaps charge-off	149	[2]	1,243	[2]
Interest rate reduction and/or Postponement of principal and/or interest	170,217		218,497
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	34,598		52,206
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	31,901		34,468
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	1,998		1,809
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or Postponement of principal and/or interest	47,822		62,160
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment			1,062	[1]
Loan forgiveness or debt to equity swaps charge-off			3,750	[2]
Interest rate reduction and/or Postponement of principal and/or interest	¥ 60,348		¥ 140,064

[1]	Amounts represent the book values of loans immediately after the restructurings.
[2]	Charge-offs represent the loss impact on the consolidated statements of income for the fiscal year that resulted from the restructurings.